Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,	As of June 30,
	2021	2021
Deferred costs (1)	$143,413	$2,331,826
Deferred offering costs	1,207,417	1,197,177
Other receivables	37,910	51,912
	1,386,740	3,580,915
Allowance for doubtful accounts (2)	(2,666)	(27,887)
	$1,384,074	$3,553,028